The Transactions - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions					3 Months Ended
	Feb. 13, 2023	Feb. 12, 2023	Feb. 10, 2023	Feb. 08, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Shareholder equity and redeemable preferred units [Line Items]
Vesting of Nextracker Inc. RSU awards (in shares)					0
Distribution in an aggregate amount		$ 175.0
Number of shares repurchased during the period (in shares)	100
Common stock, shares authorized				500,000,000
Preferred stock, shares authorized (in shares)				50,000,000
Preferred stock, par or stated value per share				$ 0.0001
Yuma, Inc.
Shareholder equity and redeemable preferred units [Line Items]
Distribution in an aggregate amount		153.3
IPO
Shareholder equity and redeemable preferred units [Line Items]
Distribution in an aggregate amount	$ 175.0	175.0	$ 175.0
IPO | Nextracker Inc.
Shareholder equity and redeemable preferred units [Line Items]
Common Unit, Outstanding	45,886,065				45,886,065
IPO | 2023 Credit Agreement
Shareholder equity and redeemable preferred units [Line Items]
Proceeds from term loan		150.0	$ 150.0
IPO | Yuma, Inc.
Shareholder equity and redeemable preferred units [Line Items]
Vesting of Nextracker Inc. RSU awards (in shares)	30,590,000
Distribution in an aggregate amount		153.3
Proceeds from the IPO		693.8
Common unit price per unit	$ 22.68
Common Unit, Outstanding	30,590,000
Number of shares repurchased during the period (in shares)	100
IPO | TPG Rise
Shareholder equity and redeemable preferred units [Line Items]
Distribution in an aggregate amount		$ 21.7
Common Class B [Member]
Shareholder equity and redeemable preferred units [Line Items]
Common stock, shares authorized				500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par or stated value per share (in USD per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member] | IPO | Yuma, Inc.
Shareholder equity and redeemable preferred units [Line Items]
Vesting of Nextracker Inc. RSU awards (in shares)		128,794,522
Common Class A [Member]
Shareholder equity and redeemable preferred units [Line Items]
Common stock, shares authorized				900,000,000	900,000,000	900,000,000	900,000,000
Common stock, par or stated value per share (in USD per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | TPG Rise
Shareholder equity and redeemable preferred units [Line Items]
Vesting of Nextracker Inc. RSU awards (in shares)		15,279,190
Common Class A [Member] | IPO
Shareholder equity and redeemable preferred units [Line Items]
Vesting of Nextracker Inc. RSU awards (in shares)	30,590,000			15,279,190
Proceeds from the IPO	$ 693.8